ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Schedule of accounts payable and accrued liabilities

	June 30,	December 31,
	2023	2022
Payroll and social security payable	$53,221	$42,805
Bonus payable	18,636	109,829
Other payables and accrued liabilities	65,429	160,452
Total Accounts Payable and Accrued Liabilities	$137,286	$313,086